Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
Disclosure of cash and cash equivalents tables [text block]
	As of December 31,
in 000€	2018	2017	2016
Cash at bank	105,846	33,611	45,645
Cash equivalents	9,660	9,564	10,267
Total	115,506	43,175	55,912